LVIP Vanguard Domestic Equity ETF Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.02%
Equity Funds–99.71%
Vanguard Extended Market ETF	162,739	$28,033,420
Vanguard Growth ETF	697,356	258,593,552
Vanguard Russell 3000	460,072	113,527,367
Vanguard S&P 500 ETF	385,525	198,125,153
Vanguard Small-Cap ETF	280,834	62,274,939
Vanguard Total Stock Market ETF	822,941	226,177,104
Vanguard Value ETF	1,427,274	246,547,311
		1,133,278,846
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–0.31%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	3,524,949	$3,524,949
		3,524,949
Total Investment Companies (Cost $1,052,853,504)		1,136,803,795

TOTAL INVESTMENTS–100.02% (Cost $1,052,853,504)	1,136,803,795
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(263,901)
NET ASSETS APPLICABLE TO 31,307,373 SHARES OUTSTANDING–100.00%	$1,136,539,894

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
LVIP Vanguard Domestic Equity ETF Fund–1